Note 29 - Contingent Liabilities - Estimates of Amounts of Possible Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 70,524.1	R$ 72,055.5
Income tax and social contribution [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	43,453.0	37,867.4
Value added and excise taxes [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	22,226.3	23,891.4
PIS and COFINS tax contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	3,066.8	4,386.3
Labor contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	353.3	353.4
Civil proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	388.7	4,385.7
Other contingent liabilities [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 1,036.0	R$ 1,171.3